UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8544

FPA Funds Trust’s FPA International Value Fund
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, FPA Funds Trust, 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2013

ITEM 1. Schedule of Investments.

FPA Funds Trust’s

FPA International Value Fund

Portfolio of Investments

September 30, 2013 (Unaudited)

COMMON STOCKS	Shares or Principal Amount	Fair Value

BUSINESS SERVICES — 27.2%
Aggreko plc (Great Britain)	463,209	$12,028,241
Brambles Ltd (Australia)	538,616	4,578,020
Fugro N.V. (Netherlands)	138,200	8,429,896
G4S plc (Great Britain)	2,069,151	8,518,488
LSL Property Services plc (Great Britain)	847,018	6,352,296
Publicis Groupe (France)	30,577	2,433,064
Sodexo (France)	54,689	5,102,626
		$47,442,631
INDUSTRIAL PRODUCTS — 6.2%
ASSA ABLOY AB (Sweden)	11,179	$513,109
GEA Group Aktiengesellschaft (Germany)	9,493	389,309
Interpump Group S.p.A. (Great Britain)	463,213	5,034,986
Legrand S.A. (France)	6,023	334,187
Senior plc (Great Britain)	442,242	1,935,914
Vesuvius plc (Great Britain)	350,359	2,534,217
		$10,741,722
CONSUMER NON-DURABLES — 6.2%
Britvic plc (Great Britain)	295,859	$2,742,080
Groupe Danone S.A. (France)	72,661	5,469,179
Diageo plc (Great Britain)	78,762	2,505,530
		$10,716,789
TECHNOLOGY— 6.0%
SAP AG (Germany)	140,830	$10,394,493

TRADING & DISTRIBUTION — 5.0%
Atea ASA (Norway)	835,825	$8,791,375

HUMAN RESOURCES — 5.0%
Adecco S.A. (Switzerland)	50,619	$3,604,847
Michael Page International plc (Great Britain)	645,830	5,147,136
		$8,751,983
BASIC MATERIALS — 4.8%
Incitec Pivot Limited (Australia)	3,345,735	$8,397,126

CONSUMER DURABLES — 0.6%
Daimler AG (Germany)	12,780	$997,390

TOTAL COMMON STOCKS — 61.0% (Cost $93,702,256)		$106,233,509

CURRENCY FORWARDS
Euro (€139,319 @ $1.292) — 01/09/14*		$(8,471)
Euro (€67,635 @ $1.33068) — 01/09/14*		(1,496)
Euro (€12,895 @ $1.31835) — 01/09/14*		(444)
Euro (€38,026 @ $1.3149) — 01/09/14*		(1,441)
British Pounds (£52,066 @ $1.5365) — 01/09/14*		(4,290)
British Pounds (£38,554 @ $1.55627) — 01/09/14*		(2,415)
British Pounds (£19,220 @ $1.56091) — 01/09/14*		(1,115)
British Pounds (£50,956 @ $1.56997) — 01/09/14*		(2,493)
British Pounds (£25,202 @ $1.58715) — 01/09/14*		(800)
Euro (€1,154,068 @ $1.29975) — 03/24/14*		(61,223)

British Pounds (£659,518 @ $1.51626) — 03/24/14*		(67,693)
Euro (€854,070 @ $1.28795) — 04/04/14*		(55,387)
British Pounds (£18,791 @ $1.59647) — 04/24/14*		(422)
British Pounds (£31,031 @ $1.6113) — 04/24/14*		(236)
Euro (€24,119 @ $1.32673) — 05/07/14*		(629)
Euro (€68,244 @ $1.3188) — 05/07/14*		(2,320)
British Pounds (£35,526 @ $1.60445) — 05/07/14*		(513)
Euro (€19,138 @ $1.30633) — 05/12/14*		(889)
Euro (€15,503 @ $1.2901) — 05/12/14*		(972)
British Pounds (£15,639 @ $1.5986) — 05/12/14*		(317)
British Pounds (£9,460 @ $1.5856) — 05/12/14*		(315)
British Pounds (£152,602 @ $1.57272) — 05/22/14*		(7,047)
British Pounds (£63,804 @ $1.5673) — 05/29/14*		(3,292)
British Pounds (£26,262 @ $1.5612) — 05/30/14*		(1,515)
Euro (€138,269 @ $1.26565) — 06/06/14*		(12,050)
British Pounds (£32,607 @ $1.5334) — 06/09/14*		(2,788)
British Pounds (£16,253 @ $1.5382) — 06/09/14*		(1,312)
British Pounds (£32,491 @ $1.5389) — 06/09/14*		(2,599)
Euro (€31,616 @ $1.26517) — 06/12/14*		(2,771)
Euro (€118,255 @ $1.26844) — 06/16/14*		(9,976)
Euro (€39,611 @ $1.26226) — 06/27/14*		(3,586)
Euro (€1,921,230 @ $1.30125) — 07/07/14*		(99,039)
Euro (€123,832 @ $1.2517) — 07/09/14*		(12,519)
British Pounds (£100,000 @ $1.55) — 07/09/14*		(6,890)
Euro (€96,970 @ $1.2375) — 07/18/14*		(11,181)
Euro (€96,552 @ $1.24285) — 07/18/14*		(10,616)
British Pounds (£32,098 @ $1.55775) — 07/18/14*		(1,963)
British Pounds (£96,546 @ $1.55367) — 08/07/14*		(6,298)
British Pounds (£47,868 @ $1.5668) — 08/15/14*		(2,494)
Euro (€932,599 @ $1.34034) — 08/25/14*		(11,620)
British Pounds (£94,778 @ $1.58265) — 08/28/14*		(3,436)
Euro (€1,054,852 @ $1.3272) — 09/11/14*		(27,004)
British Pounds (£37,240 @ $1.61115) — 09/30/14*		(289)
British Pounds (£46,433 @ $1.61524) — 10/09/14*		(170)
Euro (€761,035 @ $1.314) — 01/08/15*		(29,528)
British Pounds (£1,876,877 @ $1.5984) — 01/08/15*		(38,476)
Euro (€761,035 @ $1.344) — 02/23/15*		(6,548)
TOTAL CURRENCY FORWARDS — (0.3)%		$(528,888)

TOTAL INVESTMENT SECURITIES — 60.7% (Cost $93,702,256)		$105,704,621

SHORT-TERM INVESTMENTS
State Street Bank Repurchase Agreement — 0.00% 10/01/13 (Dated 9/30/13, repurchase price of $46,973,000, collateralized by $40,435,000 principal amount U.S. Treasury Bond — 4.625% 2040, fair value $47,915,475)	$46,973,000	$46,973,000
ExxonMobil Corporation — 0.05% 10/03/13	7,000,000	6,999,981
General Electic Company — 0.05% 10/22/13	8,000,000	7,999,673
Toyota Motor Credit Corporation — 0.07% 10/15/13	8,000,000	7,999,844
TOTAL SHORT-TERM INVESTMENTS — 40.2% (Cost $69,972,498)		$69,972,498

TOTAL INVESTMENTS — 100.9% (Cost $163,674,754) — NOTE 2		$175,677,119
Other assets and liabilities, net — (0.9)%		(1,497,526)
NET ASSETS — 100.0%		$174,179,593

* Non-income producing securities

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price. Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by authority of the Fund’s Board of Directors. Various inputs may be reviewed in order to make a good faith determination of a security’s value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund’s investments as of September 30, 2013:

Investments	Level 1 (3)	Level 2 (3)	Level 3 (3)	Total

Common Stocks	$106,233,509	—	—	$106,233,509
Short-Term Investments	—	$69,972,498	—	69,972,498
	$106,233,509	$69,972,498	—	$176,206,007
Currency Forwards	$—	$(528,888)	—	$(528,888)
Total Investments	$106,233,509	$69,443,610	—	$175,677,119

(1) All common stocks are classified under Level 1. The Portfolio of Investments provides further information on major security types.

(2) Comprised of high-yield corporate bonds and short-term investments with maturities of 60 days or less that are valued at amortized cost.

(3) Transfers of investments between different levels of the fair value hierarchy are recorded at market value as of the end of the reporting period. There were no transfers between Levels 1, 2, or 3 during the period ended September 30, 2013.

NOTE 2 — Federal Income Tax

The aggregate cost of investment securities was $93,832,234 for Federal income tax purposes. Net unrealized appreciation consists of:

Gross unrealized appreciation:	$12,929,054
Gross unrealized depreciation:	(1,056,667)
Net unrealized appreciation:	$11,872,387

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                 The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                 Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange  Act of  1934  and  the  Investment  Company  Act  of  1940,  the registrant has duly caused this report to be signed  on  its behalf by the undersigned, thereunto duly authorized.

FPA FUNDS TRUST’S FPA INTERNATIONAL VALUE FUND

By:	/s/ STEVEN T. ROMICK
Steven T. Romick, President
(Principal Executive Officer)

Date:	November 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant  and  in the capacities  and  on  the  dates indicated.

FPA FUNDS TRUST’S FPA INTERNATIONAL VALUE FUND

By:	/s/ STEVEN T. ROMICK
Steven T. Romick, President
(Principal Executive Officer)

Date:	November 27, 2013

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer
(Principal Financial Officer)

Date:	November 27, 2013